Personnel expenses (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Personnel expenses
Salaries, wages and other short term employee benefits		₨ 1,608,958	₨ 2,076,918	₨ 1,981,076
Contributions to defined contribution plans		86,678	105,863	104,958
Expenses related to defined benefit plans (refer to Note 34)		25,642	24,575	26,589
Share based compensation costs		5,135	282,883	729,920
Employee welfare expenses		50,860	59,975	60,297
Total	$ 23,574	₨ 1,777,273	₨ 2,550,214	₨ 2,902,840